Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill.
Schedule of changes in the carrying amount of goodwill

Amounts
RMB
Balance as of January 1, 2013	14,649
Additions	—

Balance as of December 31, 2013	14,649
Additions	2,607,821

Balance as of December 31, 2014	2,622,470
Additions	—
Impairment	(2,593,420)

Balance as of December 31, 2015	29,050